Financial instruments - fair values and risk management - Sensitivity analysis (Details) - Currency risk - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Strengthening of USD by 10%	10.00%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (1,400,000)	$ (3,938,000)	$ (1,749)
Weakening of USD by 10%	10.00%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 1,400,000	$ 3,938,000	$ 1,749
Euro
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(1,058,000)	(3,642,000)	(1,410,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	1,058,000	3,642,000	1,410,000
Russian Ruble
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(342,000)	(296,000)	(339,000)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ 342,000	$ 296,000	$ 339,000